REVERSE RECAPITALIZATION - Schedule of Number of Shares of Common Stock and Series A Preferred Stock Issued and Outstanding (Parenthetical) (Details) - shares	Sep. 30, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common stock, shares outstanding	5,686,498	922,362	783,098	5,556,857
Originally Reported
Business Acquisition [Line Items]
Common stock, shares outstanding		36,894,323	31,323,904
Common Stock [Member]
Business Acquisition [Line Items]
Common stock reserved for potential future issuance			91,899
Common Stock [Member] | Originally Reported
Business Acquisition [Line Items]
Common stock reserved for potential future issuance			3,675,976
Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding			28,750
Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Originally Reported
Business Acquisition [Line Items]
Common stock, shares outstanding			1,150,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares outstanding	2,388,905	2,388,905		23,237,703
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member]
Business Acquisition [Line Items]
Preferred stock, shares outstanding			650,000
Series A Preferred Stock [Member] | Amended and Restated Sponsor Support and Forfeiture Agreement [Member] | Originally Reported
Business Acquisition [Line Items]
Preferred stock, shares outstanding			650,000
Public Warrants [Member]
Business Acquisition [Line Items]
Class of warrant or right outstanding	417,770	16,710,785	16,710,785
Class of warrant or right issued and outstanding			417,770
Public Warrants [Member] | Originally Reported
Business Acquisition [Line Items]
Class of warrant or right outstanding			16,710,785